Derivatives	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives

(a) Interest rate swaps that meet the criteria for hedge accounting:The Company, according to its long-term strategic plan to maintain stability in its interest rate exposure, has decided to minimize its exposure to floating interest rates by entering into interest rate swap agreements. To this effect, the Company has entered into interest rate swap transactions with varying start and maturity dates, in order to manage its floating rate exposure.

These interest rate swaps are designed to hedge the variability of interest cash flows arising from floating rate debt, attributable to movements in three-month or six-month USD LIBOR. According to the Company’s Risk Management Accounting Policy, after putting in place the formal documentation required by ASC 815 in order to designate these swaps as hedging instruments as from their inception, these interest rate swaps qualified for hedge accounting. Accordingly, only hedge ineffectiveness amounts arising from the differences in the change in fair value of the hedging instrument and the hedged item are recognized in the Company’s earnings. Assessment and measurement of the effectiveness of these interest rate swaps are performed at each reporting period. For qualifying cash flow hedges, the fair value gain or loss associated with the effective portion of the cash flow hedge is recognized initially in “Other comprehensive income” and recognized to the consolidated statement of income in the periods when the hedged item affects profit or loss. Any ineffective portion of the gain or loss on the hedging instrument is recognized in the consolidated statement of income immediately.

At December 31, 2015 and 2016, the Company had interest rate swap agreements with an outstanding notional amount of $904,627and $783,403, respectively. The fair value of these interest rate swaps outstanding at December 31, 2015 and 2016 amounted to a liability of $39,654and a liability of $10,459, respectively and these are included in the accompanying consolidated balance sheets. The maturity of these interest rate swaps range between June 2018 and May 2023.

During the years ended December 31, 2014, 2015 and 2016, the realized ineffectiveness on the interest rate swaps discussed under (a) above was a gain of $645, a loss of $60 and $nil, respectively, and are included in Gain / (Loss) on derivative instruments, net in the accompanying consolidated statements of income.

During the year ended December 31, 2016, the Company terminated one interest rate derivative instrument and paid the counterparties breakage costs of $9,404, which is included in Swaps breakage cost in the accompanying 2016 consolidated statement of income.During the year ended December 31, 2014, the Company terminated three interest rate derivative instruments and paid the counterparty breakage costs of $10,192, which are separately reflected in Swaps breakage cost in the accompanying 2014 consolidated statement of income

The estimated net amount that is expected to be reclassified within the next 12 months from Accumulated Other Comprehensive Loss to earnings in respect of the settlements on interest rate swaps amounts to $12,064.

(b) Interest rate swaps that do not meet the criteria for hedge accounting: As of December 31, 2015 and 2016, the Company had interest rate swap agreements with an outstanding notional amount of $207,439and $199,846, respectively, for the purpose of managing risks associated with the variability of changing LIBOR-related interest rates. Such agreements did not meet hedge accounting criteria and, therefore, changes in its fair value are reflected in earnings. The fair value of these interest rate swaps at December 31, 2015 and 2016, was a liability of $12,463 and a liability of $4,855, respectively, and these are included in Fair value of derivatives in the accompanying consolidated balance sheets. The maturity of these interest rate swaps range between March 2017 and August 2020.During the year ended December 31, 2016, the Company terminated one interest rate derivative instrument and paid the counter party breakage costs of $297, which is included in Swaps breakage cost in the accompanying 2016 consolidated statement of income.

(c) Foreign currency agreements: As of December 31, 2016, the Company was engaged in three Euro/U.S. dollar forward agreements totaling $9,000 at an average forward rate of Euro/U.S. dollar 1.0653 expiring in monthly intervals up to March 2017.

As of December 31, 2015, the Company was engaged in 16Euro/U.S. dollar forward agreements totaling $20,000 at an average forward rate of Euro/U.S. dollar 1.0725 expiring in monthly intervals up to August 2016.

As of December 31, 2014, the Company was engaged in nine Euro/U.S. dollar forward agreements totaling $22,500 at an average forward rate of Euro/U.S. dollar 1.273 expiring in monthly intervals up to September 2015.

Thetotal change of forward contracts fair value for the year ended December 31, 2016, was a loss of $437 (gain of $1,361 for the year endedDecember 31, 2015 and loss of $1,009 for the year ended December 31, 2014) and is included in Gain / (Loss) on derivative instruments, net in the accompanying consolidated statements of income.

The Effect of Derivative Instruments for the years ended December 31, 2014, 2015 and 2016
Derivatives in ASC 815 Cash Flow Hedging Relationships
	Amount of Gain / (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)			Location of Gain / (Loss)Recognized in Income on Derivative (Ineffective Portion)	Amount of Gain / (Loss) Recognized in Income on Derivative (Ineffective Portion)
	2014	2015	2016		2014	2015	2016
Interest rate swaps	(14,045)	(20,418)	8,828	Gain / (Loss) on derivative instruments, net	645	(60)	-
Reclassification to Interest and finance costs	36,847	31,800	20,237		-	-	-
Total	22,802	11,382	29,065		645	(60)	-

Derivatives Not Designated as Hedging Instruments and ineffectiveness of Hedging Instruments under ASC 815
	Location of Gain / (Loss) Recognized in Income on Derivative	Amount of Gain / (Loss) Recognized in Income on Derivative
		2014	2015	2016
Non hedging interest rate swaps	Gain / (Loss) on derivative instruments, net	(3,423)	2,910	(3,554)
Ineffective portion of hedging interest rate swaps	Gain / (Loss) on derivative instruments, net	645	(60)	-
Forward contracts	Gain / (Loss) on derivative instruments, net	(1,009)	1,361	(437)
Total		(3,787)	4,211	(3,991)

The realized loss on non-hedging interest rate swaps included in “Gain / (Loss) on derivative instruments, net” amounted to $9,256,$12,645 and $8,500for the years ended December 31, 2014, 2015 and 2016, respectively.